Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt
10	DEBT

	December 31, 2018	December 31, 2017
Long-term debt:
Opening balance	$38,380	$45,534
IFRS adjustment for deferred financing fees	260
Proceeds from long-term debt	—	306
Repayment of debt	(2,738)	(7,320)
Foreign currency translation	(43)	120

Closing balance	$35,859	$38,640

Current portion	$3,414	$2,620
Non-current portion	32,445	36,020
Less: Unamortized deferred transaction costs	—	(260)

	$35,859	$38,380

The Company has a Term Loan financing agreement with a Canadian creditor (“FCC Loan”). The non-revolving variable rate term loan has a maturity date of May 1, 2021 and a balance of $34,385 as at December 31, 2018. The outstanding balance is repayable by way of monthly installments of principal and interest based on an amortization period of 15 years, with the balance and any accrued interest to be paid in full on May 1, 2021. As at December 31, 2018, borrowings under the FCC Loan agreement are subject to an interest rate of 7.082% (December 31, 2017 - 5.885%) which is determined based on the Company’s Debt to EBITDA ratio and the applicable LIBOR rate.

The Company’s subsidiary VFCE has a loan agreement with a Canadian Chartered Bank that includes a non-revolving fixed rate loan of CA$3.0 million with a maturity date of June 2023 and fixed interest rate of 4.98%. As at December 31, 2018, the balance was US$1,279 (December 31, 2017 - US$1,658). The loan agreement also includes an uncommitted, non-revolving credit facility for up to CA$300 to cover Letters of Guarantee issued by the bank on behalf of the Company, with a maximum term of 365 days, renewable annually. The loan agreement also includes an uncommitted credit facility for up to CA$700 to support financing of certain capital expenditures. The Company received an initial advance of CA$250 in October 2017. Each advance is to be repaid on a five-year, straight-line amortization of principal, repaid in monthly installments of principal plus interest at an interest rate of CA$ prime rate plus 200 basis points. As at December 31, 2018, the balance was US$138 (December 31, 2017 - $192) .

The Company has a line of credit agreement with a Canadian Chartered Bank ( “Operating Loan”). The revolving Operating Loan has a line of credit up to CA$13,000 and variable interest rates with a maturity date on May 31, 2021, and is subject to margin requirements stipulated by the bank. As at December 31, 2018, US$2,000 was drawn on this facility (December 31, 2017 - $nil), which is available to a maximum of CA$13,000, less outstanding letters of credit totaling US$261 and CA$38.

The Company’s borrowings (“Credit Facilities”) are subject to certain positive and negative covenants. As at December 31, 2018 the Company was in compliance with all covenants on its Credit Facilities with the exception of two of its FCC Loan covenants. The Company received a waiver for its Debt Service Coverage and Debt to EBITDA covenants as at December 31, 2018.

Accrued interest payable on the credit facilities and loans as at December 31, 2018 was $184 (December 31, 2017—$193) and these amounts are included in accrued liabilities in the statement of financial position.

As security for the FCC Loan, the Company has provided promissory notes, a first mortgage on the VFF-owned greenhouse properties (excluding the Delta 3 and Delta 2 greenhouse facilities), and general security agreements over its assets. In addition, the Company has provided full recourse guarantees and has granted security therein. The carrying value of the assets and securities pledged as collateral as at December 31, 2018 was $114,554 (December 31, 2017 – $120,815).

As security for the Operating Loan, the Company has provided promissory notes and a first priority security interest over its accounts receivable and inventory. In addition, the Company has granted full recourse guarantees and security therein. The carrying value of the assets pledged as collateral as at December 31, 2018 was $38,007 (December 31, 2017—$32,883).

The aggregate annual maturities of long-term debt for the next five years and thereafter are as follows:

2019	$3,414
2020	3,409
2021	28,551
2022	330
2023	155
Thereafter	—

$35,859